VIA EDGAR

April 26, 2005

Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Glenayre Technologies, Inc.
File No. 0-15761
Amended Annual Report on Form 10-K/A for the Fiscal Year Ended December 31, 2004

Ladies and Gentlemen:

On behalf of Glenayre Technologies, Inc. (the “Company”), we enclose herewith for filing, pursuant to Section 13 (a) of the Securities Exchange Act of 1934, the Amended Annual Report on Form 10-K/A, Amendment No. 1, of Glenayre Technologies, Inc. for the fiscal year ended December 31, 2004 .

Please acknowledge receipt of the attached electronic filing in accordance with the rules and regulations of EDGAR.

Regards,

/s/ Debra Ziola

Debra Ziola
Senior Vice President and
Chief Financial Officer

Enclosures